Certain Transactions (Details) - Schedule of Fair Value Allocated To Such Net Assets In The Transaction $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Schedule of fair value allocated to such net assets in the transaction [Abstract]
Fair Value, net	$ 55,751
Net assets deconsolidated	(14,146)
Transaction expenses	(2,469)
Gain on deconsolidation of subsidiary	$ 39,136